The Millicom Group - A.2. Joint Ventures (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 13, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Statutory reserves unavailable for distribution		$ 491.0	$ 472.0	$ 486.0
Total		103.0	88.0
Amounts receivable		12.0	15.0
Joint ventures where entity is venturer | Honduras joint ventures
Disclosure of joint ventures [line items]
Total		68.0	48.0
Amounts receivable		$ 9.0	13.0
Honduras joint ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Joint ventures
Disclosure of joint ventures [line items]
Total net assets		$ 382.0	401.0
Statutory reserves unavailable for distribution		3.0	3.0
Honduras joint ventures
Disclosure of joint ventures [line items]
Total net assets		(35.0)	(17.0)	$ (18.0)
Cash repatriated from joint venture		$ 86.0	$ 85.0
Proportion of ownership interest in joint venture		66.70%	66.70%	66.70%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		$ 590.0	$ 596.0
Capital increase			3.0
Results for the year		42.0	32.0	$ 27.0
Dividends declared during the year		(54.0)	(35.0)
Currency exchange differences		(2.0)	(7.0)
Investments in joint ventures		$ 576.0	$ 590.0	$ 596.0
Telefonica Celular S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		66.70%	66.70%
Navega S.A. de CV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		66.70%	66.70%
Bharti Airtel Ghana Holdings B.V.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Payments for reimbursements of certain bank facilities	$ 37.5